UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global
Real Estate Index Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
August 31, 2024
Schwab Fundamental Global Real Estate Index Fund
Ticker Symbol: SFREX

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Global Real Estate Index Fund	$21	0.39%

The performance data quoted
represents
past
performance. Past performance does not guarantee future results. Investment returns
and
principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental Global Real Estate Index Fund (10/22/2014) 2	11.47%	13.15%	-0.16%	3.29%
MSCI ACWI Index (Net) 3,4	10.55%	23.44%	12.14%	9.57%
RAFI Fundamental High Liquidity Global Real Estate Index (Net) 3,5	10.72%	N/A	N/A	N/A
Russell RAFI™ Global Select Real Estate Index (Net) 3	10.56%	11.97%	-0.71%	2.90%
Fundamental Global Real Estate Spliced Index 3,6	10.51%	11.92%	-0.72%	2.89%
FTSE EPRA Nareit Global Index (Net) 3	12.83%	16.17%	0.58%	3.18%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations. Investing in emerging markets may accentuate
these risks.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Index ownership – The RAFI Fundamental High Liquidity Global Real Estate Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Global Real Estate Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Global Select Real Estate Index (Net) to the MSCI ACWI
Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity
Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
6
The Fundamental Global Real Estate Spliced Index is an internally calculated index comprised of the Russell RAFI™ Global Select Real Estate Index (Net) from October 22,
2014, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Global Real Estate Index (Net) from June 22, 2024, forward.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report
1
REG125413-00  00303688

Statistics

Net Assets (thousands)	$83,955
Number of Holdings (excludes derivatives)	388
Portfolio Turnover Rate (n ot ann ualized)	15%
Weighted Average Market Cap (millions)	$21,766
Price/Earnings Ratio (P/E)	18.9
Price/Book Ratio (P/B)	0.9
Industry Weightings % of Investments
1

Top Holdings % of Net Assets
4

Country Weightings % of Investments
1

Po
rtfoli
o holdings may have changed since the report date.
An index is a statistical composite
of a s
pecified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Represents an aggregate of industry
wei
ghtings, none of which represent more than 1.0% of investments.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
2
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | August 31, 2024
Schwab Fundamental Global Real Estate Index Fund

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	12
Investment Advisory Agreement Approval	22
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements
1

Schwab Fundamental Global Real Estate Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$8.74	$9.35	$11.48	$11.05	$11.06	$11.43
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.30	0.30	0.34	0.30	0.37
Net realized and unrealized gains (losses)	0.81	(0.58)	(2.16)	0.44	0.05	(0.24)
Total from investment operations	0.99	(0.28)	(1.86)	0.78	0.35	0.13
Less distributions:
Distributions from net investment income	(0.12)	(0.33)	(0.27)	(0.35)	(0.34)	(0.47)
Distributions from net realized gains	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.12)	(0.33)	(0.27)	(0.35)	(0.36)	(0.50)
Net asset value at end of period	$9.61	$8.74	$9.35	$11.48	$11.05	$11.06
Total return	11.47%[2]	(3.09%)	(16.30%)	7.02%	3.62%	0.91%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%	0.39%[4]	0.39%	0.39%	0.39%
Net investment income (loss)	3.91%[3]	3.46%	3.01%	2.86%	3.17%	3.16%
Portfolio turnover rate	15%[2]	16%	32%	32%	25%	16%
Net assets, end of period (x 1,000)	$83,955	$79,215	$104,272	$134,050	$156,761	$195,717

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 3.6%
Charter Hall Group	14,366	139,900
Charter Hall Retail REIT	14,870	36,564
Cromwell Property Group	149,001	41,811
Dexus	41,920	203,741
Goodman Group	20,562	463,875
GPT Group	62,412	206,555
HomeCo Daily Needs REIT	9,985	8,480
Mirvac Group	235,428	323,280
National Storage REIT	18,144	29,554
REA Group Ltd.	353	52,287
Region RE Ltd.	42,225	64,255
Scentre Group	284,445	659,087
Stockland	146,969	496,329
Vicinity Ltd.	203,669	304,755
Waypoint REIT Ltd.	17,232	30,285
		3,060,758

Belgium 0.3%
Aedifica SA	822	55,455
Cofinimmo SA	1,421	97,034
Warehouses De Pauw CVA	2,473	66,188
		218,677

Brazil 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,023	69,777
Multiplan Empreendimentos Imobiliarios SA	5,890	26,796
		96,573

Canada 2.5%
Allied Properties Real Estate Investment Trust	9,138	117,916
Altus Group Ltd.	941	37,936
Artis Real Estate Investment Trust	14,185	75,575
Boardwalk Real Estate Investment Trust	1,034	66,215
Canadian Apartment Properties REIT	5,433	211,168
Chartwell Retirement Residences	8,983	97,252
Choice Properties Real Estate Investment Trust	9,153	100,111
Colliers International Group, Inc.	729	105,186
Crombie Real Estate Investment Trust	7,971	87,065
CT Real Estate Investment Trust	1,100	12,594
Dream Industrial Real Estate Investment Trust	5,125	51,872
First Capital Real Estate Investment Trust	14,436	185,853
FirstService Corp.	812	146,373
Granite Real Estate Investment Trust	1,303	74,014
H&R Real Estate Investment Trust	27,372	213,874
Killam Apartment Real Estate Investment Trust	4,078	60,308
NorthWest Healthcare Properties Real Estate Investment Trust	16,530	62,188
RioCan Real Estate Investment Trust	20,536	284,196
SmartCentres Real Estate Investment Trust	7,298	138,308
		2,128,004

SECURITY	NUMBER OF SHARES	VALUE ($)
China 5.8%
Agile Group Holdings Ltd. *(a)	3,107,000	170,395
A-Living Smart City Services Co. Ltd.	181,000	59,011
C&D International Investment Group Ltd.	39,719	63,984
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	49,500	64,323
China Resources Land Ltd.	311,000	871,540
China Resources Mixc Lifestyle Services Ltd.	2,200	7,239
China SCE Group Holdings Ltd. *(a)	1,963,000	33,136
China Vanke Co. Ltd., A Shares *	240,300	227,982
China Vanke Co. Ltd., H Shares *	632,400	331,023
CIFI Holdings Group Co. Ltd. *	1,386,000	46,586
Country Garden Holdings Co. Ltd. *(a)(b)	12,287,000	458,445
Country Garden Services Holdings Co. Ltd.	208,900	118,931
ESR Group Ltd.	7,200	11,111
Gemdale Corp., A Shares	92,300	45,591
Gemdale Properties & Investment Corp. Ltd.	1,586,000	36,109
Greenland Holdings Corp. Ltd., A Shares *	87,800	17,392
Greentown China Holdings Ltd.	200,000	157,700
Greentown Service Group Co. Ltd.	30,000	13,886
Guangzhou R&F Properties Co. Ltd., H Shares *	2,670,222	255,364
Hopson Development Holdings Ltd. *	68,700	23,512
Jiayuan International Group Ltd. *(b)	534,000	0
KE Holdings, Inc., ADR	17,881	265,354
KWG Group Holdings Ltd. *	1,000,000	31,927
Logan Group Co. Ltd. *	433,000	42,055
Longfor Group Holdings Ltd.	472,500	528,355
Midea Real Estate Holding Ltd. *	98,400	94,137
Onewo, Inc., Class H	5,400	11,977
Poly Developments & Holdings Group Co. Ltd., A Shares	130,800	149,049
Powerlong Real Estate Holdings Ltd. *(a)	1,303,000	86,642
Seazen Group Ltd. *	2,024,000	405,199
Seazen Holdings Co. Ltd., A Shares *	35,700	51,397
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	38,300	42,601
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	139,700	37,730
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	18,818
Shui On Land Ltd.	588,500	44,527
Sunac China Holdings Ltd. *	607,000	78,507
		4,901,535

France 1.8%
Altarea SCA	99	10,900
Carmila SA	3,780	69,816
Covivio SA	3,554	197,827
Gecina SA	1,958	215,163
ICADE	4,742	106,010
Klepierre SA	11,385	339,857
Mercialys SA	9,355	119,639
Nexity SA *	5,178	55,102
Unibail-Rodamco-Westfield *	5,397	431,566
		1,545,880

Germany 2.4%
BRANICKS Group AG *(a)	8,869	20,294
Deutsche Wohnen SE	1,642	39,050
LEG Immobilien SE	2,973	287,102
TAG Immobilien AG *	13,098	215,245
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements
3

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vonovia SE	41,998	1,451,667
		2,013,358

Guernsey 0.1%
Sirius Real Estate Ltd.	41,947	54,019

Hong Kong 8.2%
China Jinmao Holdings Group Ltd.	2,879,000	260,464
China Overseas Grand Oceans Group Ltd.	471,000	91,865
China Overseas Land & Investment Ltd.	735,000	1,155,472
CK Asset Holdings Ltd.	186,450	750,340
Fortune Real Estate Investment Trust	90,000	49,010
Hang Lung Group Ltd.	36,000	41,067
Hang Lung Properties Ltd.	121,000	91,799
Henderson Land Development Co. Ltd.	88,866	276,097
Hongkong Land Holdings Ltd.	90,427	339,300
Hysan Development Co. Ltd.	46,500	74,766
Kerry Properties Ltd.	124,500	232,853
Link REIT	89,000	418,257
New World Development Co. Ltd.	422,460	422,839
Poly Property Group Co. Ltd.	851,000	142,628
Shanghai Industrial Holdings Ltd.	30,000	43,718
Shenzhen Investment Ltd.	152,000	15,205
Sino Land Co. Ltd.	222,204	237,630
Sino-Ocean Group Holding Ltd. *(a)	3,022,500	106,007
Sun Hung Kai Properties Ltd.	131,342	1,276,044
Swire Pacific Ltd., A Shares	14,500	123,079
Swire Pacific Ltd., B Shares	27,500	35,990
Swire Properties Ltd.	55,200	101,207
Wharf Holdings Ltd.	70,000	183,231
Wharf Real Estate Investment Co. Ltd.	90,400	262,506
Yuexiu Property Co. Ltd.	251,359	130,668
Yuexiu Real Estate Investment Trust	46,000	5,648
		6,867,690

Israel 0.3%
Alony Hetz Properties & Investments Ltd.	6,909	51,912
Ashtrom Group Ltd. *	899	12,469
Azrieli Group Ltd.	803	54,738
Elco Ltd.	358	11,381
G City Ltd.	18,748	64,356
Melisron Ltd.	319	24,357
Mivne Real Estate KD Ltd.	20,919	53,075
		272,288

Japan 11.7%
Activia Properties, Inc.	26	61,298
Advance Residence Investment Corp.	37	83,842
Aeon Mall Co. Ltd.	13,200	186,022
AEON REIT Investment Corp.	81	74,401
Comforia Residential REIT, Inc.	14	30,729
Daito Trust Construction Co. Ltd.	7,970	983,674
Daiwa House REIT Investment Corp.	67	108,231
Daiwa Office Investment Corp.	21	44,132
Daiwa Securities Living Investments Corp.	59	42,021
Frontier Real Estate Investment Corp.	16	46,917
Fukuoka REIT Corp.	33	33,527
GLP J-Reit	111	101,528
Heiwa Real Estate Co. Ltd.	1,800	50,443
Hulic Co. Ltd.	25,000	259,016
Hulic Reit, Inc.	31	29,977
Industrial & Infrastructure Fund Investment Corp.	61	51,938
Invincible Investment Corp.	105	46,513
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Excellent, Inc.	64	55,493
Japan Hotel REIT Investment Corp.	102	52,334
Japan Logistics Fund, Inc.	24	43,026
Japan Metropolitan Fund Invest	267	168,828
Japan Prime Realty Investment Corp.	35	78,964
Japan Real Estate Investment Corp.	47	188,831
Japan Wool Textile Co. Ltd.	2,100	19,440
KDX Realty Investment Corp.	115	127,342
LaSalle Logiport REIT	30	30,101
Mirarth Holdings, Inc.	11,800	42,162
Mitsubishi Estate Co. Ltd.	80,700	1,388,437
Mitsui Fudosan Co. Ltd.	182,300	1,974,673
Mori Hills REIT Investment Corp.	35	31,110
Nippon Accommodations Fund, Inc.	13	58,674
Nippon Building Fund, Inc.	50	224,370
Nippon Kanzai Holdings Co. Ltd.	1,700	31,225
Nippon Prologis REIT, Inc.	52	91,605
NIPPON REIT Investment Corp.	14	31,216
Nomura Real Estate Holdings, Inc.	10,900	313,986
Nomura Real Estate Master Fund, Inc.	169	171,166
NTT UD REIT Investment Corp.	58	46,626
Open House Group Co. Ltd.	4,700	185,809
Orix JREIT, Inc.	104	108,022
Pressance Corp.	500	6,591
Relo Group, Inc.	6,100	80,337
SAMTY HOLDINGS Co. Ltd.	1,800	32,417
Sekisui House Reit, Inc.	125	71,965
Starts Corp., Inc.	4,300	99,331
Sumitomo Realty & Development Co. Ltd.	25,900	887,182
Sun Frontier Fudousan Co. Ltd.	2,600	32,837
Token Corp.	400	31,324
Tokyo Tatemono Co. Ltd.	17,600	294,035
Tokyu Fudosan Holdings Corp.	65,100	470,499
United Urban Investment Corp.	121	119,232
		9,823,399

Luxembourg 0.4%
Aroundtown SA *	88,871	226,069
Grand City Properties SA *	9,416	129,377
		355,446

Mexico 0.4%
Corp. Inmobiliaria Vesta SAB de CV	8,789	24,099
FIBRA Macquarie Mexico	31,008	48,903
Fibra Uno Administracion SA de CV	154,429	181,840
Prologis Property Mexico SA de CV	1,190	3,790
TF Administradora Industrial S de Real de CV	30,281	57,828
		316,460

Netherlands 0.4%
Eurocommercial Properties NV	3,055	79,067
NEPI Rockcastle NV *	24,309	198,236
Wereldhave NV	2,543	39,726
		317,029

Philippines 0.7%
Alliance Global Group, Inc.	156,300	25,275
Ayala Corp.	17,840	192,506
Ayala Land, Inc.	316,832	199,100
Megaworld Corp.	430,000	14,725
Robinsons Land Corp.	125,500	33,410
See financial notes
4
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SM Prime Holdings, Inc.	249,600	137,640
		602,656

Singapore 1.4%
CapitaLand Ascendas REIT	94,888	209,199
CapitaLand Ascott Trust	80,180	55,944
CapitaLand China Trust	41,100	21,890
CapitaLand Integrated Commercial Trust	108,405	176,138
CapitaLand Investment Ltd.	55,538	115,370
City Developments Ltd.	30,400	121,738
ESR-LOGOS REIT	24,600	5,082
Frasers Logistics & Commercial Trust	60,200	50,237
Keppel DC REIT	6,300	10,285
Manulife U.S. Real Estate Investment Trust *	376,700	37,387
Mapletree Industrial Trust	45,244	84,587
Mapletree Logistics Trust	68,831	71,789
Mapletree Pan Asia Commercial Trust	50,127	52,620
Suntec Real Estate Investment Trust	49,700	46,890
UOL Group Ltd.	31,980	131,852
		1,191,008

South Africa 1.0%
Fortress Real Estate Investments Ltd., Class B	76,916	83,263
Growthpoint Properties Ltd.	389,384	307,947
Hyprop Investments Ltd.	42,952	92,102
Redefine Properties Ltd.	809,819	216,209
Resilient REIT Ltd.	22,702	72,942
Vukile Property Fund Ltd.	81,510	81,013
		853,476

Spain 0.4%
Inmobiliaria Colonial Socimi SA	10,824	67,749
Merlin Properties Socimi SA	19,321	237,048
		304,797

Sweden 0.9%
Castellum AB *	13,838	189,229
Corem Property Group AB, B Shares	18,632	17,942
Fabege AB	8,026	71,179
Fastighets AB Balder, B Shares *	14,641	114,683
Nyfosa AB *	799	8,844
Pandox AB	3,771	72,348
Sagax AB, B Shares	1,696	44,617
Samhallsbyggnadsbolaget i Norden AB	164,793	111,432
Samhallsbyggnadsbolaget i Norden AB, D Shares	7,128	6,990
Wihlborgs Fastigheter AB	8,839	92,743
		730,007

Switzerland 0.8%
Allreal Holding AG	702	133,094
Mobimo Holding AG	248	78,626
PSP Swiss Property AG	905	131,332
Swiss Prime Site AG	2,999	337,681
		680,733

Taiwan 0.5%
Chong Hong Construction Co. Ltd.	3,000	10,800
Farglory Land Development Co. Ltd.	19,000	48,202
Highwealth Construction Corp.	58,986	102,699
Huaku Development Co. Ltd.	18,800	87,426
SECURITY	NUMBER OF SHARES	VALUE ($)
Kindom Development Co. Ltd.	29,000	51,694
Ruentex Development Co. Ltd.	50,273	77,370
		378,191

Thailand 0.6%
3BB Internet Infrastructure Fund *	67,100	11,003
AP Thailand PCL NVDR	171,361	42,768
Central Pattana PCL NVDR	71,100	124,695
Digital Telecommunications Infrastructure Fund, Class F	152,500	35,553
Land & Houses PCL NVDR	620,011	103,280
Pruksa Holding PCL NVDR	37,400	9,945
Sansiri PCL NVDR	1,474,283	74,544
Supalai PCL NVDR	145,182	75,481
		477,269

United Arab Emirates 1.3%
Aldar Properties PJSC	112,335	224,572
Emaar Development PJSC	48,807	111,849
Emaar Properties PJSC	314,751	723,516
		1,059,937

United Kingdom 2.3%
Assura PLC	85,111	46,661
Big Yellow Group PLC	4,215	70,041
British Land Co. PLC	44,470	240,864
Cushman & Wakefield PLC *	19,688	255,944
Derwent London PLC	3,761	115,382
Grainger PLC	23,902	75,180
Hammerson PLC	113,826	42,425
Land Securities Group PLC	31,478	261,331
LondonMetric Property PLC	19,219	51,832
Primary Health Properties PLC	37,243	47,664
Rightmove PLC	10,497	76,895
Safestore Holdings PLC	5,584	63,849
Savills PLC	13,067	201,469
Segro PLC	18,802	216,468
Tritax Big Box REIT PLC	37,851	81,321
UNITE Group PLC	5,432	68,573
Workspace Group PLC	5,209	42,228
		1,958,127

United States 51.3%
Acadia Realty Trust	4,806	108,183
Agree Realty Corp.	1,141	83,304
Alexander & Baldwin, Inc.	6,283	124,341
Alexandria Real Estate Equities, Inc.	4,282	511,999
American Assets Trust, Inc.	3,282	89,434
American Homes 4 Rent, Class A	6,098	242,517
American Tower Corp.	9,757	2,186,153
Americold Realty Trust, Inc.	8,970	260,130
Anywhere Real Estate, Inc. *	40,920	200,099
Apple Hospitality REIT, Inc.	13,621	196,687
AvalonBay Communities, Inc.	3,862	871,769
Brandywine Realty Trust	27,365	143,119
Brixmor Property Group, Inc.	14,164	387,952
Broadstone Net Lease, Inc.	4,165	76,220
BXP, Inc.	10,906	820,349
Camden Property Trust	3,129	391,751
CareTrust REIT, Inc.	769	22,978
CBL & Associates Properties, Inc.	2,263	59,743
CBRE Group, Inc., Class A *	16,942	1,950,702
Centerspace	550	41,140
Chatham Lodging Trust	3,359	28,753
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements
5

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Claros Mortgage Trust, Inc.	2,232	17,856
Compass, Inc., Class A *	14,238	73,041
COPT Defense Properties	6,162	183,566
CoStar Group, Inc. *	2,022	156,301
Cousins Properties, Inc.	8,204	233,896
Crown Castle, Inc.	14,770	1,654,535
CubeSmart	4,834	250,546
DiamondRock Hospitality Co.	16,991	149,351
Digital Realty Trust, Inc.	8,050	1,220,460
DigitalBridge Group, Inc.	15,128	188,949
Diversified Healthcare Trust (c)	83,323	289,964
Douglas Emmett, Inc.	15,995	255,920
Easterly Government Properties, Inc.	5,195	68,158
EastGroup Properties, Inc.	606	112,958
Elme Communities	4,940	87,240
Empire State Realty Trust, Inc., Class A	11,673	125,952
EPR Properties	3,846	182,570
Equinix, Inc.	1,534	1,279,908
Equity LifeStyle Properties, Inc.	3,656	265,828
Equity Residential	12,185	912,413
Essential Properties Realty Trust, Inc.	1,863	59,448
Essex Property Trust, Inc.	1,835	553,785
eXp World Holdings, Inc.	4,818	56,660
Extra Space Storage, Inc.	3,451	610,827
Federal Realty Investment Trust	2,646	304,290
First Industrial Realty Trust, Inc.	2,630	149,200
Four Corners Property Trust, Inc.	1,939	54,971
Gaming & Leisure Properties, Inc.	6,714	349,262
GEO Group, Inc. *	17,910	248,412
Getty Realty Corp.	947	30,096
Global Net Lease, Inc.	12,998	112,043
HA Sustainable Infrastructure Capital, Inc.	1,198	38,791
Healthcare Realty Trust, Inc.	13,426	238,983
Healthpeak Properties, Inc.	28,355	631,749
Highwoods Properties, Inc.	8,924	287,531
Host Hotels & Resorts, Inc.	35,944	636,209
Howard Hughes Holdings, Inc. *	1,024	77,025
Hudson Pacific Properties, Inc.	32,611	167,947
Independence Realty Trust, Inc.	4,279	88,918
Industrial Logistics Properties Trust	15,369	76,077
Innovative Industrial Properties, Inc.	72	8,948
InvenTrust Properties Corp.	1,026	30,452
Invitation Homes, Inc.	12,702	467,942
Iron Mountain, Inc.	10,346	1,171,788
JBG SMITH Properties	10,155	176,697
Jones Lang LaSalle, Inc. *	5,708	1,456,853
Kennedy-Wilson Holdings, Inc.	9,500	105,640
Kilroy Realty Corp.	6,807	246,890
Kimco Realty Corp.	20,810	484,041
Kite Realty Group Trust	4,924	128,418
Lamar Advertising Co., Class A	3,090	388,660
LTC Properties, Inc.	1,441	52,928
LXP Industrial Trust	11,635	120,539
Macerich Co.	19,952	318,633
Marcus & Millichap, Inc.	1,750	69,423
McGrath RentCorp	217	23,469
Medical Properties Trust, Inc.	62,179	279,805
Mid-America Apartment Communities, Inc.	3,604	585,181
National Health Investors, Inc.	1,607	130,858
National Storage Affiliates Trust	2,019	94,368
Newmark Group, Inc., Class A	12,263	169,597
NNN REIT, Inc.	4,853	228,042
Office Properties Income Trust	16,840	37,048
Omega Healthcare Investors, Inc.	8,739	345,540
Opendoor Technologies, Inc. *	23,059	49,577
Outfront Media, Inc.	11,638	198,428
Paramount Group, Inc.	24,580	124,129
Park Hotels & Resorts, Inc.	27,470	419,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Peakstone Realty Trust	866	11,552
Pebblebrook Hotel Trust	7,024	93,419
Phillips Edison & Co., Inc.	3,718	137,417
Piedmont Office Realty Trust, Inc., Class A	18,161	177,251
Prologis, Inc.	10,038	1,283,057
Public Storage	2,783	956,573
Realty Income Corp.	11,037	685,508
Regency Centers Corp.	5,397	392,308
Retail Opportunity Investments Corp.	5,999	91,725
Rexford Industrial Realty, Inc.	1,908	97,155
RLJ Lodging Trust	16,172	153,634
Ryman Hospitality Properties, Inc.	1,083	112,589
Sabra Health Care REIT, Inc.	13,490	229,870
SBA Communications Corp.	1,429	323,897
Seaport Entertainment Group, Inc. *	113	3,478
Service Properties Trust	39,168	183,698
Simon Property Group, Inc.	10,632	1,779,265
SITE Centers Corp.	2,536	153,048
SL Green Realty Corp.	8,518	567,640
STAG Industrial, Inc.	3,771	153,027
Sun Communities, Inc.	2,987	403,962
Sunstone Hotel Investors, Inc.	13,106	136,696
Tanger, Inc.	4,152	126,387
Terreno Realty Corp.	983	67,866
UDR, Inc.	8,985	399,922
Uniti Group, Inc.	47,606	207,562
Urban Edge Properties	5,989	126,667
Ventas, Inc.	22,070	1,370,768
Veris Residential, Inc.	3,599	63,126
VICI Properties, Inc.	11,455	383,513
Vornado Realty Trust	20,746	713,040
Welltower, Inc.	13,797	1,665,022
WP Carey, Inc.	5,474	328,549
Xenia Hotels & Resorts, Inc.	9,369	133,415
Zillow Group, Inc., Class A *	767	40,981
Zillow Group, Inc., Class C *	2,208	122,102
		43,068,284
Total Common Stocks (Cost $68,856,906)		83,275,601

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United States 0.1%
iShares Core U.S. REIT ETF	1,707	103,325
Total Investment Companies (Cost $92,093)		103,325

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)(e)	513,021	513,021
Total Short-Term Investments (Cost $513,021)		513,021
Total Investments in Securities (Cost $69,462,020)		83,891,947

See financial notes
6
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 09/20/24	12	457,200	3,825
MSCI Emerging Markets Index, expires 09/20/24	3	165,000	239
			4,064

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $288,689.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS (a)
Retail REITs	11.9%
Diversified Real Estate Activities	11.5%
Real Estate Development	10.9%
Real Estate Operating Companies	7.8%
Health Care REITs	7.2%
Office REITs	6.9%
Real Estate Services	6.5%
Diversified REITs	6.0%
Multi-Family Residential REITs	5.5%
Telecom Tower REITs	5.0%
Industrial REITs	4.9%
Other Specialized REITs	3.5%
Data Center REITs	3.0%
Hotel & Resort REITs	2.9%
Self Storage REITs	2.5%
Single-Family Residential REITs	1.6%
Other(b)	1.7%
Short Term Investments	0.6%
Total	99.9%

(a)	Excludes derivatives.
(b)	Includes holdings within industries that are less than 1.0% of net assets.
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended August 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at August 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

United States 0.3%
Ashford Hospitality Trust, Inc.	$—	$—	($31,880 )	($56,556 )	$43,689	$—	—	$—
Diversified Healthcare Trust	—	15,387	(211,639)	63,982	(113,190)	289,964	83,323	1,897
Total	$—	$15,387	($243,519 )	$7,426	($69,501 )	$289,964		$1,897
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements
7

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$45,609,321	$—	$—	$45,609,321
Australia	—	3,060,758	—	3,060,758
Belgium	—	218,677	—	218,677
China	404,018	4,020,254	477,263 *	4,901,535
France	10,900	1,534,980	—	1,545,880
Germany	20,294	1,993,064	—	2,013,358
Guernsey	—	54,019	—	54,019
Hong Kong	—	6,867,690	—	6,867,690
Israel	—	272,288	—	272,288
Japan	—	9,823,399	—	9,823,399
Luxembourg	—	355,446	—	355,446
Netherlands	—	317,029	—	317,029
Philippines	25,275	577,381	—	602,656
Singapore	—	1,191,008	—	1,191,008
South Africa	780,534	72,942	—	853,476
Spain	—	304,797	—	304,797
Sweden	79,338	650,669	—	730,007
Switzerland	78,626	602,107	—	680,733
Taiwan	—	378,191	—	378,191
Thailand	20,948	456,321	—	477,269
United Arab Emirates	—	1,059,937	—	1,059,937
United Kingdom	690,400	1,267,727	—	1,958,127
Investment Companies[1]	103,325	—	—	103,325
Short-Term Investments[1]	513,021	—	—	513,021
Futures Contracts[2]	4,064	—	—	4,064
Total	$48,340,064	$35,078,684	$477,263	$83,896,011

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
8
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $90,416)		$289,964
Investments in securities, at value - unaffiliated issuers (cost $69,371,604) including securities on loan of $288,689		83,601,983
Cash		241,893
Foreign currency, at value (cost $142,483)		142,853
Deposit with broker for futures contracts		31,857
Receivables:
Dividends		140,308
Foreign tax reclaims		84,227
Investments sold		55,679
Fund shares sold		6,680
Income from securities on loan		4,978
Variation margin on future contracts		4,560
Prepaid expenses	+	16,151
Total assets		84,621,133

Liabilities
Collateral held for securities on loan		513,021
Payables:
Fund shares redeemed		103,123
Investment adviser fees		28,526
Investments bought	+	21,319
Total liabilities		665,989
Net assets		$83,955,144

Net Assets by Source
Capital received from investors		$104,265,748
Total distributable loss	+	(20,310,604)
Net assets		$83,955,144

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$83,955,144		8,739,900		$9.61

See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements
9

Schwab Fundamental Global Real Estate Index Fund
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $86,235)		$1,609,631
Dividends received from securities - affiliated issuers		1,897
Other Interest		635
Securities on loan, net	+	60,032
Total investment income		1,672,195

Expenses
Investment adviser fees		152,349
Total expenses	–	152,349
Net investment income		1,519,846

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		7,426
Net realized losses on sales of securities - unaffiliated issuers		(2,469,267)
Net realized gains on futures contracts		12,631
Net realized losses on foreign currency transactions	+	(2,008)
Net realized losses		(2,451,218)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(69,501)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		9,403,326
Net change in unrealized appreciation (depreciation) on futures contracts		3,585
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	5,760
Net change in unrealized appreciation (depreciation)	+	9,343,170
Net realized and unrealized gains		6,891,952
Increase in net assets resulting from operations		$8,411,798
See financial notes
10
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$1,519,846	$3,073,938
Net realized losses		(2,451,218)	(6,820,368)
Net change in unrealized appreciation (depreciation)	+	9,343,170	(153,730)
Increase (decrease) in net assets resulting from operations		$8,411,798	($3,900,160 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,012,924 )	($3,225,879 )

TRANSACTIONS IN FUND SHARES
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,017,769	$9,160,056	1,591,908	$13,942,158
Shares reinvested		89,516	771,023	259,725	2,328,187
Shares redeemed	+	(1,428,973)	(12,589,433)	(3,937,424)	(34,201,396)
Net transactions in fund shares		(321,688)	($2,658,354 )	(2,085,791)	($17,931,051 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,061,588	$79,214,624	11,147,379	$104,271,714
Total increase (decrease)	+	(321,688)	4,740,520	(2,085,791)	(25,057,090)
End of period		8,739,900	$83,955,144	9,061,588	$79,214,624
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements
11

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Fundamental Global Real Estate Index Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2015 Fund
Schwab Fundamental U.S. Large Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental U.S. Small Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Equity Index Fund	Schwab Target 2030 Fund
Schwab Fundamental International Small Equity Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Emerging Markets Equity Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Monthly Income Fund — Target Payout
Schwab International Index Fund®	Schwab Monthly Income Fund — Flexible Payout
Schwab MarketTrack All Equity Portfolio™	Schwab Monthly Income Fund — Income Payout
Schwab MarketTrack Growth Portfolio™	Schwab Target 2010 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2015 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2020 Index Fund
Schwab International Opportunities Fund™	Schwab Target 2025 Index Fund
Schwab Balanced Fund	Schwab Target 2030 Index Fund
Schwab Core Equity Fund	Schwab Target 2035 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2040 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2045 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2050 Index Fund
Schwab Health Care Fund	Schwab Target 2055 Index Fund
Schwab International Core Equity Fund	Schwab Target 2060 Index Fund
Schwab Target 2010 Fund	Schwab Target 2065 Index Fund
Schwab Fundamental Global Real Estate Index Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Fundamental Global Real Estate Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
12
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements
13

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
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Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of August 31, 2024, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2024, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations, if any. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations, if any. Foreign taxes accrued as of August 31, 2024, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
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Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.  In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
New Index Risk. The fund’s comparative index was recently constituted and has not previously been utilized for a registered fund, which may create additional risks for investing in the fund.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund will concentrate its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs) and European Depositary receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk, market risk and operational risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Exchange-Traded Fund (ETF) Risk. The fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the fund invests in an ETF, in addition to directly bearing the expenses associated with its own operation, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
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Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.39% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $1,051,437 and $1,941,626, respectively and includes realized gain of $322,251.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of August 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$4,064	$4,064

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$12,631	$12,631
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$3,585	$3,585

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2024, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$570,975	14

8. Purchases and Sales of Investment Securities:
For the period ended August 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$11,381,648	$13,224,131
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Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$80,488,614	$12,799,026	($9,391,629 )	$3,407,397

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2024, the fund had capital loss carryforwards of $19,853,047.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2024. The tax basis components of distributions paid during the fiscal year ended February 29, 2024, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$3,225,879
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 29, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended February 29, 2024, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fundamental Global Real Estate Index Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental Global Real Estate Index Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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Schwab Fundamental Global Real Estate Index Fund
financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2023, performing in its expected performance range. The Trustees further noted that, at a meeting held on February 27, 2024, the Trustees had approved the Fund’s transition to a new benchmark index which will be relevant in measuring Fund performance going forward. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that the Fund’s performance peer group included actively managed peers and concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar funds tracking global real estate indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements
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Schwab Fundamental Global Real Estate Index Fund
and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

MFR87850-09
00303681

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 17, 2024